Financial risk management - Significant hedging (Details) - EUR (€)	Dec. 31, 2020	Dec. 31, 2019
Risk management
Carrying amount of hedging instruments	€ (154,000,000)	€ (49,000,000)
Cash flow hedges
Risk management
Carrying amount of hedging instruments	19,000,000	(10,000,000)
Cash flow hedges | Short
Risk management
Notional amount	787,000,000	1,029,000,000
Cash flow hedges | Foreign exchange forward contracts | GBP
Risk management
Carrying amount of hedging instruments	€ 0	€ (8,000,000)
Weighted average hedged rate	0.8951	0.8780
Cash flow hedges | Foreign exchange forward contracts | JPY
Risk management
Carrying amount of hedging instruments	€ 7,000,000	€ (2,000,000)
Weighted average hedged rate	122.0685	122.1697
Cash flow hedges | Foreign exchange forward contracts | KRW
Risk management
Carrying amount of hedging instruments	€ (2,000,000)	€ (1,000,000)
Weighted average hedged rate	1,347.3221	1,310.0412
Cash flow hedges | Foreign exchange forward contracts | PLN
Risk management
Carrying amount of hedging instruments	€ (2,000,000)	€ 2,000,000
Weighted average hedged rate	4.4876	4.2926
Cash flow hedges | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedging instruments	€ 17,000,000	€ 0
Weighted average hedged rate	1.1809	1.1171
Cash flow hedges | Foreign exchange forward contracts | Short | GBP
Risk management
Notional amount	€ 163,000,000	€ 207,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Due within 3 months
Risk management
Notional amount	42,000,000	53,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	97,000,000	126,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | GBP | Due between 1 and 3 years
Risk management
Notional amount	24,000,000	28,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | JPY
Risk management
Notional amount	185,000,000	167,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | JPY | Due within 3 months
Risk management
Notional amount	47,000,000	44,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | JPY | Due between 3 and 12 months
Risk management
Notional amount	138,000,000	123,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | KRW
Risk management
Notional amount	132,000,000	129,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | KRW | Due within 3 months
Risk management
Notional amount	29,000,000	15,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | KRW | Due between 3 and 12 months
Risk management
Notional amount	103,000,000	114,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	268,000,000	280,000,000
Cash flow hedges | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	64,000,000	0
Cash flow hedges | Foreign exchange forward contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	204,000,000	280,000,000
Cash flow hedges | Foreign exchange forward contracts | Long | PLN
Risk management
Notional amount	153,000,000	139,000,000
Cash flow hedges | Foreign exchange forward contracts | Long | PLN | Due within 3 months
Risk management
Notional amount	46,000,000	45,000,000
Cash flow hedges | Foreign exchange forward contracts | Long | PLN | Due between 3 and 12 months
Risk management
Notional amount	107,000,000	94,000,000
Cash flow hedges | Foreign exchange options | GBP
Risk management
Carrying amount of hedging instruments	€ 1,000,000	€ 1,000,000
Weighted average hedged rate	0.9262	0.9058
Cash flow hedges | Foreign exchange options | JPY
Risk management
Carrying amount of hedging instruments	€ 0
Weighted average hedged rate	128.3026
Cash flow hedges | Foreign exchange options | KRW
Risk management
Carrying amount of hedging instruments	€ 0	€ 0
Weighted average hedged rate	1,412.5000	1,336.2500
Cash flow hedges | Foreign exchange options | USD
Risk management
Carrying amount of hedging instruments		€ 0
Weighted average hedged rate		1.1489
Cash flow hedges | Foreign exchange options | Short | GBP
Risk management
Notional amount	€ 75,000,000	€ 172,000,000
Cash flow hedges | Foreign exchange options | Short | GBP | Due within 3 months
Risk management
Notional amount	24,000,000	40,000,000
Cash flow hedges | Foreign exchange options | Short | GBP | Due between 3 and 12 months
Risk management
Notional amount	47,000,000	99,000,000
Cash flow hedges | Foreign exchange options | Short | GBP | Due between 1 and 3 years
Risk management
Notional amount	4,000,000	33,000,000
Cash flow hedges | Foreign exchange options | Short | JPY
Risk management
Notional amount	19,000,000
Cash flow hedges | Foreign exchange options | Short | JPY | Due between 3 and 12 months
Risk management
Notional amount	19,000,000
Cash flow hedges | Foreign exchange options | Short | KRW
Risk management
Notional amount	7,000,000	46,000,000
Cash flow hedges | Foreign exchange options | Short | KRW | Due within 3 months
Risk management
Notional amount	7,000,000	31,000,000
Cash flow hedges | Foreign exchange options | Short | KRW | Due between 3 and 12 months
Risk management
Notional amount		15,000,000
Cash flow hedges | Foreign exchange options | Short | USD
Risk management
Notional amount		125,000,000
Cash flow hedges | Foreign exchange options | Short | USD | Due within 3 months
Risk management
Notional amount		67,000,000
Cash flow hedges | Foreign exchange options | Short | USD | Due between 3 and 12 months
Risk management
Notional amount		58,000,000
Hedges on net investment in foreign subsidiaries
Risk management
Carrying amount of hedging instruments	(2,000,000)	34,000,000
Hedges on net investment in foreign subsidiaries | Short
Risk management
Notional amount	1,620,000,000	4,106,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | GBP
Risk management
Carrying amount of hedging instruments	€ (1,000,000)
Weighted average hedged rate	0.9061
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedging instruments	€ (6,000,000)	€ 28,000,000
Weighted average hedged rate	1.2158	1.1076
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | CNY
Risk management
Carrying amount of hedging instruments	€ 4,000,000	€ 0
Weighted average hedged rate	7.9625	7.8003
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | INR
Risk management
Carrying amount of hedging instruments	€ (1,000,000)	€ 6,000,000
Weighted average hedged rate	89.8000	78.4807
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | GBP
Risk management
Notional amount	€ 136,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | GBP | Due within 3 months
Risk management
Notional amount	136,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	392,000,000	€ 2,547,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	392,000,000	2,547,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | CNY
Risk management
Notional amount	746,000,000	981,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | CNY | Due within 3 months
Risk management
Notional amount	746,000,000	981,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | INR
Risk management
Notional amount	182,000,000	346,000,000
Hedges on net investment in foreign subsidiaries | Foreign exchange forward contracts | Short | INR | Due within 3 months
Risk management
Notional amount	182,000,000	346,000,000
Fair value hedges
Risk management
Carrying amount of hedging instruments	69,000,000	1,000,000
Fair value hedges | Short
Risk management
Notional amount	636,000,000	348,000,000
Fair value hedges | Foreign exchange forward contracts | USD
Risk management
Carrying amount of hedging instruments	€ 70,000,000	€ 0
Weighted average hedged rate	1.1490	1.1082
Fair value hedges | Foreign exchange forward contracts | Short | USD
Risk management
Notional amount	€ 705,000,000	€ 423,000,000
Fair value hedges | Foreign exchange forward contracts | Short | USD | Due within 3 months
Risk management
Notional amount	114,000,000	171,000,000
Fair value hedges | Foreign exchange forward contracts | Short | USD | Due between 3 and 12 months
Risk management
Notional amount	66,000,000	270,000,000
Fair value hedges | Foreign exchange forward contracts | Short | USD | Due between 1 and 3 years
Risk management
Notional amount	487,000,000
Fair value hedges | Foreign exchange forward contracts | Short | USD | More than 3 years
Risk management
Notional amount	€ 38,000,000
Fair value hedges | Foreign exchange forward contracts | Long | USD | Due between 1 and 3 years
Risk management
Notional amount		€ 18,000,000